ADVANCES TO SUPPLIERS	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ADVANCES TO SUPPLIERS	ADVANCES TO SUPPLIERS
13.1Accounting policies
Advances to suppliers represent advance payment for goods or services that will be delivered in the future. These amounts are presented net of provisions for losses of R$28,676 (R$23,057 as of December 31, 2022).
13.2Breakdown of advances to suppliers

	December 31,
Description	2023	2022

Local currency	118,442	90,810
Foreign currency	102,609	30,887
	221,051	121,697